Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Net assets/(liabilities)	$ 45,242	$ 49,823
Minera Escondida Limitada [Member]
Disclosure of joint ventures [line items]
Net assets/(liabilities)	8,203	9,343
Group's ownership interest	2,461	2,803
Other adjustments	0	0
Carrying value of Group's interest	2,461	2,803
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Net assets/(liabilities)	2,285	2,240
Group's ownership interest	457	448
Other adjustments	0	(1)
Carrying value of Group's interest	$ 457	$ 447